Description Of The Business And Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 continent country segments service	Dec. 31, 2012	Dec. 31, 2011
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Number of rigs under construction	6
Number of different countries having drilling contracts spanning	20
Number of different continents having drilling contracts	6
Net foreign currency exchange gains (losses)	$ 6.4	$ (3.5)	$ 16.9
Short-term investments	50.0	50.0
Number of operating segments	3
Number of reportable segments	2
Number of services	1
Deferred mobilization revenue	76.8	52.6
Deferred revenue	273.6	301.9
Antidilutive share options excluded from computation of diluted earnings per share	0.3	0.4
Deferred Mobilization Costs [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Other assets	66.6	54.5
Deferred Regulatory Certification And Compliance Costs [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Other assets	$ 18.3	$ 14.4
Minimum [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives assets, minimum years	15 years
Maximum [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives assets, minimum years	35 years
Offshore Drilling Rigs [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Number of contract drilling rigs	74
Ultra Deepwater Drillships [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Number of contract drilling rigs	10
Semisubmersible Rigs [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Number of contract drilling rigs	13
Moored Semisubmersible Rigs [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Number of contract drilling rigs	6
Jackup Rigs [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Number of contract drilling rigs	45
Drilling Rigs And Equipment [Member] | Minimum [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives assets, minimum years	4 years
Drilling Rigs And Equipment [Member] | Maximum [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives assets, minimum years	35 years
Buildings And Improvements [Member] | Minimum [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives assets, minimum years	2 years
Buildings And Improvements [Member] | Maximum [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives assets, minimum years	30 years
Other Equipment, Computer And Communications Hardware And Software [Member] | Minimum [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives assets, minimum years	2 years
Other Equipment, Computer And Communications Hardware And Software [Member] | Maximum [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives assets, minimum years	6 years